Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000250990
Shareholder Report [Line Items]
Fund Name	Ocean Park Diversified Income ETF
Trading Symbol	DUKZ
Security Exchange Name	NYSEArca
Additional Information Phone Number	844-727-1813
Additional Information Website	https://oceanparketfs.com/diversified-income-etf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ocean Park Diversified Income ETF	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jul. 10, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 47,333,009
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 19,690
InvestmentCompanyPortfolioTurnover	203.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$47,333,009 Number of Portfolio Holdings10 Advisory Fee (net of waivers)$19,690 Portfolio Turnover203%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Fixed Income	99.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares MBS ETF	14.9%
Global X US Preferred ETF	14.7%
iShares Convertible Bond ETF	10.2%
Vanguard Total International Bond ETF	10.1%
State Street SPDR Nuveen ICE High Yield Municipal ETF	10.1%
Invesco Senior Loan ETF	10.0%
iShares Broad USD High Yield Corporate Bond ETF	9.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	7.5%
VanEck J. P. Morgan EM Local Currency Bond ETF	7.5%
iShares National Muni Bond ETF	5.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000250991
Shareholder Report [Line Items]
Fund Name	Ocean Park Domestic ETF
Trading Symbol	DUKQ
Security Exchange Name	NYSEArca
Additional Information Phone Number	844-727-1813
Additional Information Website	https://oceanparketfs.com/domestic-etf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ocean Park Domestic ETF	$99	0.88%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.88%
Performance Inception Date	Jul. 10, 2024
AssetsNet	$ 13,667,807
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$13,667,807 Number of Portfolio Holdings12 Advisory Fee (net of waivers)$0 Portfolio Turnover129%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Equity	99.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Schwab US Large-Cap ETF	24.0%
Invesco Nasdaq 100 ETF	19.7%
Schwab U.S. Mid-Cap ETF	10.3%
Invesco S&P 500 Equal Weight ETF	9.9%
Invesco S&P 500 Momentum ETF	5.4%
Schwab US Small-Cap ETF	5.2%
Vanguard Mid-Cap Growth ETF	5.1%
VictoryShares Free Cash Flow ETF	5.1%
iShares Russell Mid-Cap Value ETF	5.0%
iShares Select Dividend ETF	4.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000250992
Shareholder Report [Line Items]
Fund Name	Ocean Park High Income ETF
Trading Symbol	DUKH
Security Exchange Name	NASDAQ
Additional Information Phone Number	844-727-1813
Additional Information Website	https://oceanparketfs.com/high-income-etf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ocean Park High Income ETF	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jul. 10, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 21,807,113
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$21,807,113 Number of Portfolio Holdings6 Advisory Fee (net of waivers)$0 Portfolio Turnover179%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Fixed Income	99.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR Portfolio High Yield Bond ETF	39.9%
Global X US Preferred ETF	20.0%
Invesco Senior Loan ETF	19.7%
State Street SPDR Nuveen ICE High Yield Municipal ETF	10.1%
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.1%
VanEck J. P. Morgan EM Local Currency Bond ETF	5.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000250993
Shareholder Report [Line Items]
Fund Name	Ocean Park International ETF
Trading Symbol	DUKX
Security Exchange Name	NASDAQ
Additional Information Phone Number	844-727-1813
Additional Information Website	https://oceanparketfs.com/international-etf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ocean Park International ETF	$97	0.88%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.88%
Performance Inception Date	Jul. 10, 2024
AssetsNet	$ 3,699,156
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	238.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$3,699,156 Number of Portfolio Holdings10 Advisory Fee (net of waivers)$0 Portfolio Turnover238%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Equity	99.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Total International Stock ETF	44.6%
SPDR Portfolio Emerging Markets ETF	24.7%
iShares MSCI Emerging Markets Min Vol Factor ETF	5.1%
iShares International Dividend Growth ETF	4.9%
JPMorgan BetaBuilders Developed Asia Pacific-ex ETF	4.7%
Schwab International Small-Cap Equity ETF	4.7%
Franklin FTSE Taiwan ETF	2.9%
Franklin FTSE South Korea ETF	2.8%
Franklin FTSE Japan ETF	2.5%
iShares MSCI Mexico ETF	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.